Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams

MUNICIPAL VALUE (NUV)

MUNICIPAL INCOME (NMI)

SEMIANNUAL REPORT/APRIL 30, 1997

Photographic image of couple walking on beach.

  CONTENTS

  3  Dear shareholder
  5  Answering your questions
  9  Fund performance
 10  Commonly used terms
 12  Portfolio of investments
 33  Statement of net assets
 34  Statement of operations
 35  Statement of changes in net assets
 36  Notes to financial statements
 46  Financial highlights

Dear shareholder
"Shareholders continue to enjoy very attractive current yields generated by portfolios of quality bonds."

Photographic image of headshot of Chairman and Chief Executive Officer of Nuveen.

It is my pleasure to report to you on the performance of Nuveen's exchange-traded funds. Over the past year, shareholders in these funds were rewarded with attractive tax-free income. A hallmark of Nuveen's fixed-income investments, this dependable tax-free income makes these funds an excellent choice for those seeking a stable addition to their core investment portfolio. To safeguard our shareholders' interests, Nuveen continues to work to find ways to protect this level of income through changing market conditions.
  The funds' sound performance came during a year of volatility in the municipal bond market, including a mid-year decline and a post-election rally. However, by continuing to seek out undervalued bonds in sectors and regions we believe are fundamentally strong, we were able to generate very attractive current yields for shareholders while also preserving capital.
  As of April 30, 1997, shareholders in the Nuveen Municipal Value Fund were receiving an annual tax-free yield on net asset value of 6.27%. And shareholders in the Nuveen Municipal Income Fund were receiving 6.42%. To match these attractive yields, investors in the 36% federal income tax bracket would have had to earn at least 9.80% on taxable alternatives.

  During the same period, the funds turned in strong performance when compared with the benchmark Lehman Brothers Municipal Bond Index, which posted a 6.66% return. Over the past year, the Nuveen Municipal Value Fund posted a total return, including reinvested dividends and capital gains (if any) and changes in net asset value, of 6.38%. The Nuveen Municipal Income Fund generated a 7.19% total return, outperforming the index. These returns are equivalent to taxable returns of 9.83% and 10.93%, respectively, for the Municipal Value Fund and the Municipal Income Fund for investors in the 36% tax bracket. The level of these returns gains added significance when viewed in the context of bond market results for the past year, which reflect the rather flat performance of 1996 and the concern over Federal Reserve deliberations in early 1997.
  Nuveen has recently made significant and exciting additions to the investment options we offer--that make it easier to keep more of what you earn. We introduced three new equity and balanced funds for investors seeking both long-term growth and current income. Further, Nuveen's municipal bond fund selection is now one of the largest in the industry, since our merger with Flagship Resources, Inc., a highly regarded sponsor of fixed-income mutual funds. As a Nuveen shareholder, this merger offers you even greater access to the municipal market.
  For more complete information regarding Nuveen investment products, including charges and expenses, call Nuveen at (800) 257-8787, or contact your financial adviser for a prospectus. Please read the information carefully before you invest.
  On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments. You can continue to depend on us for high-quality investment products that withstand the test of time. We look forward to serving you in the future.

Sincerely,



Timothy R. Schwertfeger
Chairman of the Board
June 12, 1997

Answering your questions
Tom Spalding, head of Nuveen's portfolio management team, reviews recent events in the municipal market and offers insights into the strategies Nuveen uses to manage your funds

How would you summarize the bond market over the past 12 months?

Throughout the past year, mixed economic reports produced conflicting interest rate and inflation forecasts, which caused investors to view the markets with alternating enthusiasm and uncertainty. In late 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period. The early months of 1997 saw a reemergence of talk about inflation, and the markets continue to keep a close eye on the Federal Reserve to see how seriously it regards such talk.
  Over much of the past 12 months, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Some investors, concerned about a potential stock market correction, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types during the past year. Only recently have we begun to see some evidence that investors are evaluating the effect of the huge run-up in stock prices and are rebalancing their portfolios by gradually shifting some assets from stocks into bonds.
  The actions of the Federal Reserve also continue to play a role in bond market performance. Although the Fed altered interest rates only once in 1996, at the very beginning of the year, anticipation of further moves kept the markets restless. With one rate increase approved already in March of this year, the concern about potential changes in monetary policy--and the effect of such changes on the markets--continues in 1997.

What strategies did you use to add value during this market?

The fluctuations of 1996 created specific inefficiencies in the market, enabling Nuveen to uncover and take advantage of price discrepancies to improve fund portfolios. For example, we were able to enhance the durability of the funds' dividends by purchasing bonds with longer call protection. These bonds were priced similarly to those with shorter calls as interest rates began to rise in 1996, creating a value investing opportunity. As rates moved down during the year, the bonds with longer call protection then appreciated in value more than those with shorter calls.

What role does research play in helping you achieve the funds' objectives?

As an integral part of our portfolio management strategy, Nuveen Research provides portfolio managers with objective appraisals of the creditworthiness of new municipal issues, while maintaining surveillance of the credit performance for all portfolio holdings. To track individual holdings, each Nuveen Research analyst is responsible for a specific surveillance portfolio, which is defined in terms of geography and sector (e.g., healthcare, housing). Specialization by sector enables our Research teams to focus their credit quality evaluation efforts and complement the vantage point of each portfolio manager.

What is the current economic outlook?

The economy in the second quarter has grown at a slower pace than during the first quarter, however, the growth still may be at a level that exceeds the Federal Reserve's long-term targets. Interest rates on 30-year Treasuries have moved in a range of between 6.65% to 7.20% over the past several months, and expectations are that this range of rates may continue through the third quarter.
  Of course, that's a short-term outlook. By following a disciplined value strategy and depending on fundamental research, the long-term outlook for our municipal bond funds--and for Nuveen shareholders--is very good. We will continue to look for opportunities in sectors like healthcare and public power and in regions like the Midwest and the Sun Belt. And will continue to identify bonds that are structured in ways that make them attractive through a complete interest rate cycle.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.


Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on develop ments in the municipal market.

NUVEEN MUNICIPAL VALUE FUND, INC.
NUV

Shareholders received six months of stable, tax-free dividends following a reduction in November due to bond calls. In addition, the Fund paid shareholders a capital gains distribution in December.

12 MONTH DIVIDEND HISTORY
     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
      5/13/96    $0.0505
      6/12/96    $0.0505
      7/11/96    $0.0505
      8/13/96    $0.0505
      9/11/96    $0.0505
     10/10/96    $0.0505
     11/13/96    $0.0490
     12/11/96    $0.0490                                    $0.1102
      1/13/97    $0.0490
      2/12/97    $0.0490
      3/12/97    $0.0490
      4/11/97    $0.0490
FUND HIGHLIGHTS 4/30/97
   Yield                                      6.27%
   Taxable-equivalent yield                   9.80%
   Annual total return on NAV                 6.38%
   Taxable-equivalent total return            9.83%
   Share price                               $9.375
   NAV                                       $9.97
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN MUNICIPAL INCOME FUND, INC.
NMI

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. The Fund paid capital gains distribution to shareholders in December.

12 MONTH DIVIDEND HISTORY
     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
      5/13/96    $0.0635
      6/12/96    $0.0635
      7/11/96    $0.0635
      8/13/96    $0.0635
      9/11/96    $0.0635
     10/10/96    $0.0635
     11/13/96    $0.0635
     12/11/96    $0.0635                                    $0.0548
      1/13/97    $0.0635
      2/12/97    $0.0635
      3/12/97    $0.0635
      4/11/97    $0.0635
  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.42%
   Taxable-equivalent yield                  10.03%
   Annual total return on NAV                 7.19%
   Taxable-equivalent total return           10.93%
   Share price                              $11.875
   NAV                                      $11.83
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

Commonly used terms

Yield

An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, April 30, 1997) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annual ized yield on share price. In this report, the tax rate is assumed to be 36% for shareholders, based on 1997 incomes of $124,650-$271,050 for investors filing singly, $151,750-$271,050 for those filing jointly.

Net Asset Value
(NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabili ties. The NAV per share is the fund's net assets divided by its total number of shares outstanding.


Total return on NAV

The percentage change in a fund's NAV per share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the fund's stated total return on NAV.



Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as are deemed advisable. No shares were repurchased during the six-month period ended April 30, 1997. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL VALUE FUND, INC. (NUV)
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ALABAMA - 0.6%
   $   8,000,000   The Water Works and Sewer Board of the City of
                    Birmingham (Alabama), Water and Sewer Revenue
                    Bonds, Series 1994, 5.500%, 1/01/20                       Aa      1/04 at 102   $   7,674,400
       4,000,000   The Medical Clinic Board of the City of Jasper
                    (Alabama), Hospital Revenue Bonds, Series 1993
                    (Walker Regional Medical Center, Inc. Project),
                    6.375%, 7/01/18                                           A3      7/02 at 102       4,025,360
                   ARIZONA - 1.1%
       3,735,000   Hospital District No. One, Maricopa County,
                    Arizona, General Obligation Bonds, Series 1996,
                    6.000%, 6/01/21                                            A      6/06 at 101       3,718,267
      10,400,000   The Industrial Development Authority of the City
                    of Scottsdale, Arizona, Hospital Revenue Refunding
                    Bonds (Scottsdale Memorial Hospital),
                    Series 1987 A, 8.500%, 9/01/17                           Aaa      9/97 at 102      10,766,912
       5,630,000   Yuma Regional Medical Center on behalf of Hospital
                    District No. 1 of Yuma County, Arizona, Hospital
                    Revenue Improvement and Refunding Bond (Yuma
                    Regional Medical Center Project), Series 1992,
                    8.000%, 8/01/17 (Pre-refunded to 8/01/02)                  A  8/02 at 101 1/2       6,507,267
                   ARKANSAS - 0.1%
       1,500,000   Arkansas Development Finance Authority,
                    Wastewater System Revolving Loan Fund Revenue
                    Bonds, 1996 Series A, 5.850%, 12/01/19                    AA      6/06 at 101       1,537,875
                   CALIFORNIA - 5.4%
      14,500,000   California Pollution Control Financing Authority,
                    Pollution Control Revenue Bonds (Pacific Gas and
                    Electric Company), 1987 Series B, 8.875%, 1/01/10
                    (Alternative Minimum Tax)                                  A     12/97 at 102      15,101,895
       2,500,000   California Statewide Communities Development
                    Authority, Series A Certificates of Participation,
                    Pacific Homes, 6.000%, 4/01/17                             A      4/03 at 102       2,514,700
       6,530,000   California Statewide Communities Development
                    Authority, Certificates of Participation, St. Joseph
                    Health System Obligated Group, 5.500%, 7/01/14            AA      7/03 at 102       6,301,058
      16,350,000   State Public Works Board of the State of California,
                    Lease Revenue Refunding Bonds (The Regents of
                    the University of California), 1993 Series A (Various
                    University of California Projects), 5.500%, 6/01/21       A1      6/03 at 102      15,403,826
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   CALIFORNIA (CONTINUED)
   $   9,000,000   State of California, Department of Water Resources,
                    Central Valley Project, Water System Revenue
                    Bonds, Series L, 5.750%, 12/01/19                         Aa 12/03 at 101 1/2   $   8,926,470
      16,500,000   State of California, Department of Water Resources,
                    Central Valley Project, Water System Revenue
                    Bonds, Series M, 4.750%, 12/01/24                         Aa     12/03 at 101      13,959,495
                   Foothill/Eastern Transportation Corridor Agency,
                    Toll Road Revenue Bonds Series 1995A:
      30,000,000    0.000%, 1/01/22                                          Baa     No Opt. Call       6,251,100
      10,000,000    6.000%, 1/01/34                                          Baa      1/05 at 102       9,760,200
      30,470,000   Los Angeles County Public Works Financing
                    Authority, Lease Revenue Bonds (Multiple Capital
                    Facilities Project IV), 4.750%, 12/01/13                 Aaa     12/03 at 102      26,940,965
                   COLORADO - 9.9%
      12,515,000   Colorado Health Facilities Authority Revenue Bonds,
                    Series 1994 (Sisters of Charity Health Care Systems,
                    Inc.), 5.250%, 5/15/14                                    AA      5/04 at 102      12,004,513
                   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1990A:
       9,150,000   8.250%, 11/15/12 (Alternative Minimum Tax)                Baa     11/00 at 102      10,300,613
      31,240,000   8.500%, 11/15/23 (Alternative Minimum Tax)                Baa     11/00 at 102      35,332,128
      13,110,000   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1991A, 8.750%, 11/15/23
                    (Alternative Minimum Tax)                                Baa     11/01 at 102      15,326,639
                   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1991D:
       7,500,000   7.750%, 11/15/21 (Alternative Minimum Tax)                Baa     11/01 at 102       8,253,675
      48,680,000   7.000%, 11/15/25 (Alternative Minimum Tax)                Baa     11/01 at 100      50,853,562
                   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1992B:
       3,680,000   7.000%, 11/15/03 (Alternative Minimum Tax)                Baa     11/02 at 102       3,962,992
      10,415,000   7.250%, 11/15/23 (Alternative Minimum Tax)                Baa     11/02 at 102      11,204,040
                   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1992C:
       5,600,000   6.750%, 11/15/13 (Alternative Minimum Tax)                Baa     11/02 at 102       5,842,984
      35,805,000   6.750%, 11/15/22 (Alternative Minimum Tax)                Baa     11/02 at 102      37,204,976
                   CONNECTICUT - 0.9%
      10,200,000   Connecticut Housing Finance Authority Housing
                    Mortgage Finance Program Bonds, 1995 Series E,
                    Subseries E-2, 6.500%, 5/15/20 (Alternative
                    Minimum Tax)                                              Aa      5/05 at 102      10,494,882
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   CONNECTICUT (CONTINUED)
   $   7,900,000   Connecticut Housing Finance Authority, Housing
                    Mortgage Finance Program Bonds, 1996 Series D,
                    Subseries D-2, 6.200%, 11/15/27 (Alternative
                    Minimum Tax)                                              Aa      5/06 at 102   $   7,962,489
                   FLORIDA - 3.4%
       3,765,000   Florida Community Services Corp. of Walton County,
                    First Mortgage Utilities Revenue Bonds, Series 1988
                    (South Walton County, Florida, Regional Utilities
                    System Project), 9.000, 3/01/18 (Pre-refunded
                    to 3/01/98)                                               NR      3/98 at 103       4,029,002
       7,000,000   Dade County Health Facilities Authority (Florida),
                    Hospital Revenue Bonds, Series 1987 (Mount Sinai
                    Medical Center Project), 8.400%, 12/01/17
                    (Pre-refunded to 12/01/97)                               Aaa     12/97 at 102       7,319,130
                   Escambia County Health Facilities Authority, Health
                    Facilities Revenue Refunding Bonds (Baptist
                    Hospital, Inc.), Series 1988 A:
       3,540,000    8.600%, 10/01/02                                        BBB+     10/98 at 102       3,781,994
      10,000,000    8.700%, 10/01/14                                        BBB+     10/98 at 102      10,715,900
       5,000,000   Orlando (Florida), Utilities Commission, Water and
                    Electric Subordinated Revenue Bonds,
                    Series 1992A, 5.500%, 10/01/27                            Aa     10/02 at 100       4,735,400
      24,920,000   Palm Beach County Health Facilities Authority,
                    Hospital Revenue Refunding Bonds, Series 1988
                    (JFK Medical Center, Inc. Projects),
                    8.875%, 12/01/18 (Pre-refunded to 12/01/98)               NR     12/98 at 102      27,101,746
       8,510,000   Santa Rosa County Health Facilities Authority,
                    Health Facilities Revenue Refunding Bonds (Gulf
                    Breeze Hospital, Inc.), Series 1988,
                    8.700%, 10/01/14 (Pre-refunded to 10/01/98)              AAA     10/98 at 102       9,192,077
                   GEORGIA - 1.2%
                   Coffee County Hospital Authority (Georgia), Revenue
                    Anticipation Certificates (Coffee Regional Medical
                    Center, Inc. Project), Series 1997A:
       2,700,000    6.250%, 12/01/06                                          NR     No Opt. Call       2,634,012
      21,100,000    6.750%, 12/01/26                                          NR     12/06 at 102      20,298,200
                   ILLINOIS - 7.6%
       6,045,000   Illinois Development Finance Authority, Industrial
                    Development Revenue Bonds, Series 1992 (Plano
                    Molding Company Project), 7.750%, 6/01/12
                    (Alternative Minimum Tax)                                N/R      6/02 at 102       6,255,547
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ILLINOIS (CONTINUED)
   $   3,000,000   Illinois Development Finance Authority, Pollution
                    Control Revenue Refunding Bonds, Series 1994
                    (Commonwealth Edison Company Project),
                    5.850%, 1/15/14                                          BBB     No Opt. Call   $   2,898,330
       5,270,000   Illinois Development Finance Authority (The
                    Presbyterian Home Lake Forest Place Project),
                    Revenue Bonds, Series 1996 B, 6.400%, 9/01/31            AA-      9/06 at 102       5,430,103
      11,000,000   Illinois Educational Facilities Authority, Revenue
                    Bonds, Chicago College of Osteopathic Medicine,
                    Series 1988, 8.500%, 7/01/08 (Pre-refunded
                    to 7/01/98)                                             BBB+      7/98 at 102      11,756,360
                   Illinois Health Facilities Authority, Revenue and
                    Revenue Refunding Bonds, Series 1990C
                    (Hinsdale Hospital):
       8,735,000    9.500%, 11/15/19 (Pre-refunded to 11/15/00)              AAA     11/00 at 102      10,228,423
       1,335,000    9.500%, 11/15/19                                        Baa1     11/00 at 102       1,508,537
       7,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1993 (Swedish American Hospital),
                    5.375%, 11/15/23                                         Aaa     11/03 at 102       6,452,880
      14,000,000   Illinois Health Facilities Authority Revenue
                    Refunding Bonds, Series 1993 (Illinois Masonic
                    Medical Center), 5.500%, 10/01/19                         A-     10/03 at 102      13,052,900
      18,015,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1993 (Rush-Presbyterian-St. Luke's Medical
                    Center Obligated Group), 5.250%, 11/15/20                Aaa     11/03 at 102      16,396,352
                   Illinois Health Facilities Authority Revenue Bonds,
                    Series 1992 (South Suburban Hospital):
       1,150,000    7.000%, 2/15/18 (Pre-refunded to 2/15/02)                  A      2/02 at 102       1,266,783
       4,350,000    7.000%, 2/15/18                                            A     No Opt. Call       4,962,741
      19,415,000   State of Illinois, Build Illinois Bonds (Sales Tax
                    Revenue Refunding Bonds), Series Q,
                    5.500%, 6/15/20                                          AAA      6/02 at 101      18,358,436
       5,000,000   City of Chicago, General Obligation Bonds, Project
                    Series A of 1992, 6.250%, 1/01/12                        Aaa      1/02 at 102       5,213,600
       1,125,000   Metropolitan Water Reclamation District of Greater
                    Chicago, General Obligation Capital Improvement
                    Bonds, Series of June, 1991, 7.000%, 1/01/11              Aa     No Opt. Call       1,284,975
      17,500,000   Public Building Commission of Chicago (Illinois),
                    Building Revenue Bonds, Series A of 1993 (Board
                    of Education of the City of Chicago),
                    5.750%, 12/01/18                                         Aaa     12/03 at 102      17,212,300
       9,655,000   City of Chicago, Illinois, Tax Increment Allocation
                    Bonds (Stockyards Industrial - Commercial
                    Redemption Project), Series 1991, 9.000%, 1/01/11
                    (Pre-refunded to 1/01/01)                                N/R      1/01 at 102      10,755,863
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ILLINOIS (CONTINUED)
  $   11,650,000   Regional Transportation Authority, Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties (Illinois),
                    General Obligation Bonds, Series 1994A,
                    6.250%, 6/01/24                                          Aaa      6/04 at 102  $   11,986,452
       1,755,000   Tri-City Regional Port District, Port and Terminal
                    Facilities Revenue Bonds, Series 1988,
                    9.650%, 7/01/07 (Alternative Minimum Tax)                N/R      7/98 at 102       1,888,169
                   INDIANA - 3.9%
      17,105,000   Indiana Health Facility Financing Authority
                    Hospital Revenue Bonds (Clarian Health Partners,
                    Inc.), Series 1996A, 6.000%, 2/15/21                      AA      2/07 at 102      17,124,671
      10,000,000   Indiana Municipal Power Agency, Power Supply
                    System Refunding Revenue Bonds, 1986 Series A,
                    5.750%, 1/01/18                                          Aaa      7/97 at 100       9,815,400
       5,000,000   Indiana State Office Building Commission, Capital
                    Complex Revenue Bonds, Series 1987 (State Office
                    Building II Facility), 8.750%, 7/01/12
                    (Pre-refunded to 7/01/97)                                Aaa      7/97 at 102       5,140,700
       4,500,000   Indianapolis Airport Authority, Special Facilities
                    Revenue Bonds, Series 1994 (Federal Express
                    Corporation Project), 7.100%, 1/15/17
                    (Alternative Minimum Tax)                                BBB      7/04 at 102       4,844,745
                   Penn-Harris-Madison School Corporation, St. Joseph
                    County, Indiana, Participation Certificates,
                    Series 1987:
      10,570,000    7.900%, 6/15/03 (Pre-refunded to 6/15/97)                AAA      6/97 at 102      10,834,039
      15,755,000    8.400%, 6/15/08 (Pre-refunded to 6/15/97)                AAA      6/97 at 102      16,158,013
       9,155,000   City of South Bend, Indiana, Multifamily Housing
                    Revenue Refunding Bonds (The Pointe at St. Joseph
                    Project), Issue of 1994, Series A, 7.500%, 12/15/18      N/R     12/03 at 100       8,776,990
         500,000   City of South Bend, Indiana, Multifamily Housing
                    Revenue Refunding Bonds (The Pointe at St. Joseph
                    Project), Issue of 1994, Series B, 7.750%, 12/15/18
                    (Alternative Minimum Tax)                                N/R     12/03 at 100         482,205
       3,168,570   City of South Bend, Indiana, Multifamily Housing
                    Revenue Refunding Bonds (The Pointe at St. Joseph
                    Project), Issue of 1994, Series C, 3.850%, 12/15/18      N/R     12/03 at 100       1,895,344
                   IOWA - 0.4%
      75,145,000   Iowa Housing Finance Authority, Single Family
                    Housing Bonds, 1984 Issue A, 0.000%, 9/01/16             Aaa     No Opt. Call       8,719,826
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   KANSAS - 0.4%
   $   6,650,000   City of Newton, Kansas, Hospital Revenue Bonds
                    (Newton Healthcare Corporation), Series 1994A,
                    7.750%, 11/15/24                                        BBB-     11/04 at 102   $   7,179,008
                   KENTUCKY - 0.7%
      12,500,000   County of Carroll, Kentucky, Collateralized Pollution
                    Control Revenue Bonds (Kentucky Utilities
                    Company Project), 1992 Series A, 7.450%, 9/15/16         Aa2      9/02 at 102      13,960,375
                   LOUISIANA - 1.3%
      22,120,000   Louisiana Public Facilities Authority, Hospital Revenue
                    Refunding Bonds (Southern Baptist Hospitals, Inc.
                    Project), Series 1986, 8.000%, 5/15/12                   AAA     No Opt. Call      25,970,428
                   MAINE - 2.0%
      14,365,000   Maine State Housing Authority, Mortgage Purchase
                    Bonds, 1994 Series A, 5.550%, 11/15/14                    AA      2/04 at 102      13,926,437
      25,000,000   Maine State Housing Authority, Mortgage Purchase
                    Bonds, 1995 Series A-2, 6.650%, 11/15/25
                    (Alternative Minimum Tax)                                 AA      5/05 at 102      25,755,250
                   MASSACHUSETTS - 8.8%
                   Massachusetts Housing Finance Agency, Insured
                    Rental Housing Bonds, 1994 Series A:
       7,000,000    6.650%, 7/01/19 (Alternative Minimum Tax)                Aaa      7/04 at 102       7,246,680
       6,050,000    6.750%, 7/01/28 (Alternative Minimum Tax)                Aaa      7/04 at 102       6,262,295
       5,000,000   Massachusetts Industrial Finance Agency, Resource
                    Recovery Revenue Bonds (SEMASS Project),
                    Series 1991A, 9.000%, 7/01/15                            N/R      7/01 at 103       5,604,950
                   Massachusetts Municipal Wholesale Electric Company,
                    Power Supply System Revenue Bonds, 1987 Series A:
      28,900,000    8.750%, 7/01/18 (Pre-refunded to 7/01/97)                Aaa      7/97 at 102      29,713,246
       1,565,000    8.750%, 7/01/18                                         BBB+     No Opt. Call       1,807,751
      24,510,000   Massachusetts Water Resources Authority, General
                    Revenue Bonds, 1990 Series A, 6.000%, 4/01/20              A      4/00 at 100      24,531,324
      36,580,000   Massachusetts Water Resources Authority, General
                    Revenue Refunding Bonds, 1992 Series B,
                    5.500%, 11/01/15                                           A     11/02 at 102      35,244,464
      26,485,000   Massachusetts Water Resources Authority General
                    Revenue Bonds, 1992 Series A, 5.500%, 7/15/22              A      7/02 at 100      24,854,319
                   Massachusetts Housing Finance Agency, Multi-Family
                    Residential Housing Revenue Bonds, 1988 Series A:
       6,000,000    8.750%, 8/01/08 (Alternative Minimum Tax)                 A+      2/98 at 102       6,227,160
      28,070,000    8.800%, 8/01/21 (Alternative Minimum Tax)                 A+      2/98 at 102      29,100,730
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   MICHIGAN - 3.6%
   $   7,000,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue Bonds (The Detroit Medical Center
                    Obligated Group), Series 1991A, 7.500%, 8/15/11            A      8/01 at 102   $   7,665,560
       7,000,000   Michigan State Housing Development Authority,
                    Rental Housing Revenue Bonds, 1993 Series A,
                    5.875%, 10/01/17                                         Aaa      4/03 at 102       6,995,450
      15,750,000   Michigan State Housing Development Authority,
                    Rental Housing Revenue Bonds, 1995 Series B,
                    6.150%, 10/01/15                                         Aaa      6/05 at 102      16,057,125
      25,000,000   Michigan Strategic Fund, Limited Obligation
                    Refunding Revenue Bonds (The Detroit Edison
                    Company Pollution Control Bonds Project),
                    Collateralized Series 1995AA, 6.400%, 9/01/25            Aaa      9/05 at 102      26,300,500
       3,790,000   City of Adrian Hospital Finance Authority, Hospital
                    Revenue Bonds (Emma L. Bixby Medical Center),
                    Series 1989A, 8.500%, 7/01/09                            N/R      7/00 at 102       4,027,481
       6,000,000   The Economic Development Corporation of the City
                    of Dearborn (Michigan), Hospital Revenue
                    Refunding Bonds (Oakwood Obligated Group),
                    Series 1994A, 5.250%, 8/15/21                            Aaa      8/04 at 102       5,488,560
       4,000,000   County of Grand Traverse (Michigan), Hospital
                    Finance Authority, Hospital Revenue Refunding
                    Bonds (Munson Healthcare Obligated Group),
                    Series 1992A, 6.250%, 7/01/12                            Aaa      7/02 at 102       4,159,800
                   MINNESOTA - 0.9%
       8,560,000   Minnesota Housing Finance Agency, Rental Housing
                    Bonds, 1995 Series D (Non-AMT), 5.900%, 8/01/15          Aaa      2/05 at 102       8,628,480
       2,000,000   City of Duluth, Hospital Facilities Revenue Bonds
                    (St. Luke's Hospital of Duluth Project), Series 1988,
                    9.000%, 5/01/18 (Pre-refunded to 5/01/98)                AAA      5/98 at 102       2,137,140
       6,000,000   The Housing and Redevelopment Authority of the
                    City of Saint Paul, Hospital Facility Revenue Bonds
                    (HealthEast Project), Series 1987, 9.750%, 11/01/17      Baa     11/97 at 102       6,259,860
                   MISSISSIPPI - 0.7%
      13,000,000   Mississippi Hospital Equipment and Facilities
                    Authority, Revenue Refunding and Improvement
                    Bonds (North Mississippi Health Services), 1993
                    Series 1, 5.750%, 5/15/16                                Aaa      5/03 at 102      12,785,630
                   MONTANA - 0.3%
       6,360,000   City of Billings, Tax Increment Urban Renewal
                    Bonds, Series 1987A, 9.375%, 3/01/08
                    (Pre-refunded to 3/01/98)                                Aaa      3/98 at 100       6,643,020
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NEBRASKA - 0.3%
   $   6,780,000   Consumers Public Power District, Nebraska, Nuclear
                    Facility Revenue Bonds, 1968 Series,
                    5.100%, 1/01/03                                           A1      7/97 at 100   $   6,787,390
                   NEVADA - 0.2%
       4,000,000   Clark County, Airport System Improvement Revenue
                    Bonds, Series March 1, 1988, 8.250%, 7/01/15
                    (Alternative MinimumTax)                                  A1      7/98 at 102       4,224,960
                   NEW HAMPSHIRE - 1.5%
      24,625,000   Business Finance Authority of the State of New
                    Hampshire, Pollution Control Refunding Revenue
                    Bonds (The United Illuminating Company Project-
                    1993 Series A), 5.875%, 10/01/33                        BBB-     10/03 at 102      22,882,043
       5,070,000   The Industrial Development Authority of New
                    Hampshire, Pollution Control Revenue Bonds (The
                    United Illuminating Company Project-1989 Series A),
                    8.000%, 12/01/14 (Alternative Minimum Tax)              BBB-     12/99 at 103       5,381,552
                   NEW YORK - 5.7%
      10,000,000   New York State Medical Care Facilities Finance
                    Agency, St. Luke's-Roosevelt Hospital Center
                    FHA-Insured Mortgage Revenue Bonds,
                    1993 Series A, 5.600%, 8/15/13                           AAA      8/03 at 102       9,945,200
      11,750,000   Power Authority of the State of New York, General
                    Purpose Bonds, Series CC, 5.000%, 1/01/14                 Aa      1/03 at 102      10,865,578
       1,250,000   Metropolitan Transportation Authority (New York),
                    Commuter Facilities 1987 Service Contract Bonds,
                    Series 3, 7.500%, 7/01/16 (Pre-refunded to 7/01/00)      Aaa      7/00 at 102       1,377,500
       5,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1994 Series D, 5.750%, 8/15/10                   Baa1      8/03 at 102       4,881,650
       9,000,000   The City of New York, General ObligationBonds,
                    Fiscal 1996 Series G, 5.750%, 2/01/14                   Baa1  2/06 at 101 1/2       8,653,140
      10,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1997, Series E, 6.000%, 8/01/16                  Baa1  8/06 at 101 1/2       9,847,600
      40,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1997 Series G, 6.000%, 10/15/26                  Baa1    10/07 at 101       38,842,800
      11,780,000   New York City, New York, Municipal Water Finance
                    Authority, Water and Sewer System Revenue Bonds,
                    Fiscal 1988 Series A, 9.000%, 6/15/17
                    (Pre-refunded to 6/15/97)                                Aaa      6/97 at 102      12,090,285
      15,000,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1996 Series B, 5.750%, 6/15/26                           Aaa      6/06 at 101      14,904,450
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NORTH CAROLINA - 1.6%
  $   15,695,000   North Carolina Municipal Power Agency Number 1,
                    Catawba Electric Revenue Bonds, Series 1985B,
                    6.000%, 1/01/20                                           A-      7/97 at 100  $   15,664,552
      11,200,000   NorthCarolina Municipal Power Agency Number 1,
                    Catawba Electric Revenue Bonds, Series 1992,
                    5.750%, 1/01/15                                           A-      1/03 at 100      10,714,480
       6,100,000   City of Charlotte, North Carolina, Refunding
                    Certificates of Participation (Convention Facility
                    Project), Series 1993C, 5.250%, 12/01/20                 Aaa     12/03 at 102       5,675,074
                   OHIO - 1.5%
      11,825,000   City of Cleveland, Ohio, Public Power System
                    Improvement First Mortgage Revenue Bonds,
                    Series 1987, 8.375%, 8/01/17 (Pre-refunded to
                    8/01/97)                                                 Aaa      8/97 at 102      12,195,241
                   Kensington Housing Development Corporation,
                    Multifamily Housing Revenue Bonds-Series 1989
                    (GNMA Collateralized-Kensington Apartments
                    Project):
       1,520,000    8.000%, 12/20/08 (Alternative MinimumTax)                AAA     12/98 at 103       1,612,431
       6,365,000    8.125%, 12/20/31 (Alternative Minimum Tax)               AAA     12/98 at 103       6,705,718
       8,915,000   County of Trumbull, Ohio, Hospital Refunding
                    Revenue Bonds, Series 1987 (St. Joseph Riverside
                    Hospital Project), 7.750%, 11/01/13 (Pre-refunded
                    to 11/01/97)                                             AAA     11/97 at 102       9,263,398
                   OKLAHOMA - 0.7%
      10,250,000   The Comanche County Hospital Authority (Lawton,
                    Oklahoma), Certificates of Participation, Series 1990,
                    9.000%, 7/01/21 (Pre-refunded to 1/01/00)                AAA      1/00 at 102      11,536,068
       2,350,000   Midwest City Memorial Hospital Authority (Midwest
                    City, Oklahoma), Hospital Revenue Bonds Series
                    1992, 7.375%, 4/01/22 (Pre-refunded to 4/01/02)         BBB+      4/02 at 102       2,631,319
                   PENNSYLVANIA - 3.1%
       5,955,000   Pennsylvania Convention Center Authority, Refunding
                    Revenue Bonds, 1994 Series A, 6.750%, 9/01/19            Baa      9/04 at 102       6,320,339
       9,000,000   Pennsylvania Housing Finance Agency Single Family
                    Mortgage Revenue Bonds, Series 1996-51,
                    6.375%, 4/01/28 (Alternative Minimum Tax)                AA+      4/06 at 102       9,187,470
      18,850,000   Pennsylvania Intergovernmental Cooperation
                    Authority, Special Tax Revenue Refunding Bonds
                    (City of Philadelphia Funding Program), Series of
                    1993A, 5.000%, 6/15/22                                   Aaa      6/03 at 100      16,764,436
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   PENNSYLVANIA (CONTINUED)
                   Greater Johnstown Water Authority, Water Revenue
                    Bonds, Refunding Series C:
   $   2,000,000    8.800%, 1/01/08 (Pre-refunded to 1/01/98)                N/R      1/98 at 100   $   2,064,120
       2,500,000    8.750%, 1/01/12 (Pre-refunded to 1/01/98)                N/R      1/98 at 100       2,579,350
      24,500,000   City of Philadelphia, Pennsylvania, Water and
                    Wastewater Revenue Bonds, Series 1993,
                    5.500%, 6/15/14                                          Aaa      6/03 at 102      23,927,680
                   RHODE ISLAND - 0.2%
       5,000,000   Rhode Island Health and Educational Building
                    Corporation Hospital Financing Revenue Bonds,
                    Lifespan Obligated Group Issue, Series 1996,
                    5.250%, 5/15/26                                          Aaa      5/07 at 102       4,534,750
                   SOUTH CAROLINA - 0.6%
      13,000,000   Piedmont Municipal Power Agency, Electric Revenue
                    Bonds, 1986 Refunding Series, 5.000%, 1/01/25           Baa1      7/97 at 100      11,000,080
                   TEXAS - 10.8%
      11,780,000   Alliance Airport Authority, Inc., Special Facilities
                    Revenue Bonds, Series 1990 (American Airlines,
                    Inc. Project), 7.500%, 12/01/29 (Alternative
                    Minimum Tax)                                            Baa2     12/00 at 102      12,568,082
      12,525,000   City of Austin, Texas, Combined Utility Systems
                    Revenue Bonds, Series 1986A, 8.000%, 11/15/16
                    (Pre-refunded to 5/15/01)                                Aaa      5/01 at 100      13,998,316
      24,265,000   City of Austin, Texas, Combined Utility Systems
                    Revenue Refunding Bonds, Series 1992A,
                    12.500%, 11/15/07                                        Aaa     No Opt. Call      38,301,817
      13,670,000   City of Austin, Texas, Combined Utility Systems
                    Revenue Refunding Bonds, Series 1986,
                    6.000%, 5/15/15                                            A      5/97 at 100      13,671,504
         465,000   Bexar County Housing Finance Corporation, Texas,
                    Single Family Mortgage Revenue Bonds, Series
                    1984, 10.875%, 3/01/10                                    A+      9/97 at 100         468,511
      10,105,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1988A,
                    9.250%, 3/01/18 (Alternative MinimumTax)                Baa1      3/98 at 102      10,635,310
       4,000,000   Brazos River Authority (Texas), Collateralized Revenue
                    Refunding Bonds (Houston Lighting and Power
                    Company Project), Series 1988A, 8.250%, 5/01/19           A2      5/98 at 102       4,197,640
       5,425,000   Corpus Christi Housing Financing Corporation,
                    Single Family Mortgage Senior Revenue Refunding
                    Bonds, Series 1991A, 7.700%, 7/01/11                     Aaa      7/01 at 103       5,899,688
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   TEXAS (CONTINUED)
                   Harris County, Texas, Toll Road Senior Lien Revenue
                    Refunding Bonds,Series 1987:
   $   2,210,000    8.625%, 8/15/07 (Pre-refunded to 8/15/97)                AAA      8/97 at 103   $   2,306,334
       3,785,000    8.700%, 8/15/17 (Pre-refunded to 8/15/97)                AAA      8/97 at 103       3,950,821
                   Harris County, Texas, Toll Road Senior Lien Revenue
                    Bonds, Series 1985-B:
       2,800,000    8.625%, 8/15/07 (Pre-refunded to 8/15/97)                AAA      8/97 at 103       2,922,052
       3,500,000    8.700%, 8/15/17 (Pre-refunded to 8/15/97)                AAA      8/97 at 103       3,653,335
      28,845,000   City of Houston, Texas, Water and Sewer System
                    Prior Lien Revenue Bonds, Series 1987,
                    8.125%, 12/01/17 (Pre-refunded to 12/01/97)              Aaa     12/97 at 102      30,121,680
      14,625,000   Matagorda County Navigation District Number One
                    (Texas), Collateralized Revenue Refunding Bonds
                    (Houston Lighting & Power Company Project),
                    Series 1995, 5.800%, 10/15/15                            Aaa     10/00 at 102      14,659,076
       7,000,000   City of San Antonio, Texas, Electric and Gas Systems
                    Revenue Refunding Bonds, New Series 1991-B,
                    5.000%, 2/01/16                                          Aa1      2/01 at 100       6,368,040
      16,130,000   The Southeast Texas Housing Finance Corporation,
                    Single Family Mortgage Revenue Bonds,
                    1983 Series A, 0.000%, 11/01/14                            A     No Opt. Call       2,723,712
                   City of Texarkana, Texas, Health Facilities Development
                    Corporation, Hospital Revenue Refunding and Improvement
                    Bonds (Wadley Regional Medical Center Project), Series 1987:
       4,110,000    8.400%, 10/01/03                                          A-     10/97 at 102       4,234,410
      16,030,000    8.500%, 10/01/12                                          A-     10/97 at 102      16,558,189
       9,200,000   Travis County Health Facilities Development
                    Corporation, Insured Hospital Revenue Bonds
                    (St. David's Community Hospital Project),
                    Series 1987A, 8.375%, 11/01/17                           Aaa     11/97 at 102       9,584,652
       3,240,000   Weslaco Health Facilities Development Corporation,
                    Hospital Revenue Bonds (Knapp Medical Center
                    Project), Series 1987A, 10.300%, 6/01/08
                    (Pre-refunded to 6/01/98)                                AAA      6/98 at 101       3,462,620
                   Weslaco Health Facilities Development Corporation,
                    Hospital Revenue Bonds (Knapp Medical Center
                    Project), Series 1987B:
       1,305,000    10.300%, 6/01/08 (Pre-refunded to 6/01/98)               AAA      6/98 at 101       1,394,667
       3,350,000    10.375%, 6/01/16 (Pre-refunded to 6/01/98)               AAA      6/98 at 101       3,605,739
       5,750,000   Weslaco Health Facilities Development Corporation,
                    Hospital Revenue Bonds (Knapp Medical Project),
                    Series 1994, 5.375%, 6/01/23                             AAA      1/04 at 102       5,282,410
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   UTAH - 6.0%
   $   5,500,000   Intermountain Power Agency, Utah, Power Supply
                    Revenue Refunding Bonds, 1987 Series D,
                    8.625%, 7/01/21                                           A1      7/97 at 102   $   5,649,710
       5,000,000   Intermountain Power Agency, Power Supply Revenue
                    Refunding Bonds, 1989 Series B, 6.000%, 7/01/23           A1      7/99 at 100       4,931,300
       4,250,000   Intermountain Power Agency (Utah), Power Supply
                    Revenue Refunding Bonds, Series 1989 A,
                    6.000%, 7/01/23 (Pre-refunded to 7/01/99)                 A+      7/99 at 100       4,377,840
                   Intermountain Power Agency (Utah), Power Supply
                   Revenue Refunding Bonds, 1993 Series A:
      19,155,000    5.500%, 7/01/20                                           A1      7/03 at 102      17,883,300
      37,045,000    5.000%, 7/01/23                                           A1      7/03 at 100      32,248,043
       2,500,000   Intermountain Power Agency, Power Supply Revenue
                    Refunding Bonds, 1993 Series C, 5.250%, 7/01/14           A1     No Opt. Call       2,389,475
      10,215,000   Intermountain Power Agency, Power Supply Revenue
                    Refunding Bonds, 1993 Series B, 5.250%, 7/01/17           A1      7/03 at 102       9,476,762
      12,440,000   Intermountain Power Agency (Utah), Power Supply
                    Revenue Bonds, Series 1987B, 7.200%, 7/01/19              A1      7/97 at 102      12,749,134
       5,405,000   Intermountain Power Agency (Utah), Power Supply
                    Revenue Bonds, 1986 Series C, 5.750%, 7/01/20             A1      7/97 at 100       5,194,097
      20,805,000   Intermountain Power Agency (Utah), Power Supply
                    Revenue Bonds, Series 1986B, 6.000%, 7/01/15              A1      7/97 at 100      20,803,960
                   VIRGINIA - 0.4%
       6,120,000   Commonwealth of Virginia, Transportation Revenue
                    Refunding Bonds (U.S. Route 58 Corridor
                    Development Program), Series 1993A,
                    6.000%, 5/15/19                                           Aa      5/98 at 102       6,150,110
       2,000,000   Virginia Housing Development Authority, Multi-
                    Family Housing Bonds, 1987 Series B,
                    9.450%, 11/01/12                                         Aa1      1/98 at 102       2,074,560
                   WASHINGTON - 9.6%
       1,075,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Revenue Bonds, 14.375%, 7/01/01            Aaa     No Opt. Call       1,318,455
                   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds,
                    Series 1993C:
      17,000,000    5.400%, 7/01/12                                          Aa1      7/03 at 102      15,899,420
       2,870,000    5.375%, 7/01/15                                          Aa1      7/03 at 102       2,689,477
       9,200,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds,
                    Series 1993A, 5.700%, 7/01/17                            Aaa      7/03 at 102       8,978,463
      11,390,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds,
                    Series 1993A, 5.750%, 7/01/12                            Aa1      7/03 at 102      11,247,282
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   WASHINGTON (CONTINUED)
  $   17,500,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds,
                    Series 1994A, 5.375%, 7/01/10                            Aa1      7/04 at 102  $   16,859,150
                   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds,
                    Series 1993C:
      81,000,000    5.400%, 7/01/12                                          Aa1      7/03 at 102      75,756,059
       9,500,000    5.375%, 7/01/15                                          Aa1      7/03 at 102       8,902,450
      20,975,000   Washington Public Power Supply System, Nuclear
                    Project No. 3, Refunding Revenue Bonds,
                    Series 1991A, 6.500%, 7/01/18                            Aa1      7/01 at 102      21,763,659
                   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds,
                    Series 1993B:
      11,510,000    5.625%, 7/01/12                                          Aa1      7/03 at 102      11,222,595
       8,000,000    5.600%, 7/01/17                                          Aaa      7/03 at 102       7,686,480
       2,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds, Series
                    1989B, 7.250%, 7/01/15 (Pre-refunded to 1/01/00)         Aaa      1/00 at 102       2,167,759
                   WISCONSIN - 2.4%
      20,085,000   The Wisconsin Public Power Incorporated System,
                    Power Supply System Revenue Bonds,
                    Series 1993 A, 5.250%, 7/01/21                           Aaa      7/03 at 102      18,401,273
      16,875,000   Wisconsin Health and Educational Facilities Authority,
                    Revenue Bonds (Sisters of the Sorrowful Mother -
                    Ministry Corporation), Series 1993D,
                    5.500%, 8/15/19                                          Aaa      8/03 at 102      15,892,874
      11,325,000   Wisconsin Housing and Economic Development
                    Authority, Homeownership Revenue Bonds,
                    1994 Series B, 6.750%, 9/01/25 (Alternative
                    Minimum Tax)                                              Aa      3/04 at 102      11,703,707
                   WYOMING - 0.1%
       1,500,000   City of Green River, Wyoming - City of Rock
                    Springs, Wyoming - Sweetwater County, State of
                    Wyoming, Joint Powers Water Board, Revenue
                    Bonds, Series 1988A, 8.500%, 12/01/07
                    (Pre-refunded to 6/01/98)                                Baa      6/98 at 101       1,584,674
  $1,989,233,570   Total Investments - (cost $1,818,099,734) - 97.9%                                1,902,805,778
  ==============
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.4%
   $   3,600,000   Harris County Industrial Development Corporation
                    Pollution Control (Exxon Project), Variable Rate
                    Demand Bonds, 3.800%, 3/01/24+                          A-1+                    $   3,600,000
       3,000,000   Jasper County Pollution Control Bonds (Northern
                    Indiana Public Service Co.), Series 1994B, Variable
                    Rate Demand Bonds, 4.000%, 6/01/13+                   VMIG-1                        3,000,000
         800,000   Ohio Air Quality Development Authority, State of
                    Ohio, Air Quality Development Revenue Refunding
                    Bonds (The Cincinnati Gas & Electric Company
                    Project), 1995 Series A, Variable Rate Demand
                    Bonds, 3.900%, 9/01/30+                               VMIG-1                          800,000
    $  7,400,000   Total Temporary Investments - 0.4%                                                   7,400,000
    ============
                 Other Assets Less Liabilities - 1.7%                                                  33,431,061
                 Net Assets - 100%                                                                 $1,943,636,839
                                                                                                   ==============

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               62   $  673,244,601             36%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               29      361,767,950              19
  PORTFOLIO OF                        A+                     A1               16      177,916,198              9
  INVESTMENTS                      A, A-              A, A2, A3               19      211,210,067              11
  (EXCLUDING             BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3               32      380,273,983              20
  TEMPORARY                    Non-rated              Non-rated               14       98,392,979              5
  INVESTMENTS):
  TOTAL                                                                      172   $1,902,805,778            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL INCOME FUND, INC. (NMI)
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   CALIFORNIA - 1.2%
     $ 1,150,000   Foothill/Eastern Transportation Corridor Agency,
                    Toll Road Revenue Bonds Series 1995A,
                    6.000%, 1/01/34                                          Baa      1/05 at 102     $ 1,122,423
                   COLORADO - 5.3%
       1,305,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1990A,
                    8.500%, 11/15/23 (Alternative Minimum Tax)               Baa     11/00 at 102       1,475,942
       1,065,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1991A,
                    8.750%, 11/15/23 (Alternative Minimum Tax)               Baa     11/01 at 102       1,245,070
       2,000,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1992B,
                    7.250%, 11/15/23 (Alternative Minimum Tax)               Baa     11/02 at 102       2,151,520
                   CONNECTICUT - 5.7%
       2,500,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, University of
                    New Haven Issue, Series D, 6.700%, 7/01/26              BBB-      7/06 at 102       2,562,525
       1,480,000   Capitol Region Education Council, Revenue Bonds,
                    6.750%, 10/15/15                                         BBB     10/05 at 102       1,535,559
       1,000,000   Housing Authority of the City of Willimantic, Multi-
                    Family Housing Revenue Bonds, Series 1995A,
                    GNMA Collateralized Mortgage Loan-Village
                    Heights Apartments Project, 8.000%, 10/20/30             AAA     10/05 at 105       1,137,680
                   DISTRICT OF COLUMBIA - 1.3%
       1,160,000   District of Columbia Housing Finance Agency,
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1988A, 8.375%, 6/01/19
                    (Alternative Minimum Tax)                                AAA      6/98 at 102       1,197,781
                   FLORIDA - 8.5%
       1,000,000   Florida Community Services Corp., Suburban Utilities
                    Revenue Bonds, Series 1988 (City of Kissimmee,
                    Florida, Suburban Utilities System Project),
                    8.625%, 10/01/03 (Pre-refunded to 10/01/98)              N/R     10/98 at 102       1,078,130
         790,000   Florida Housing Finance Agency, GNMA
                    Collateralized Home Ownership Mortgage Revenue
                    Bonds, 1988 Series G1 Bonds, 8.300%, 6/01/20
                    (Alternative Minimum Tax)                                Aaa     12/98 at 103         822,106
       1,750,000   Dade County Industrial Development Authority,
                    Industrial Development Revenue Bonds, Series 1995
                    (Miami Cerebral Palsy Residential Services, Inc.
                    Project), 8.000%, 6/01/22                                N/R      6/05 at 102       1,764,893
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   FLORIDA (CONTINUED)
      $  800,000   Gateway Centre Development District, Pinellas
                    County, Florida, Special Assessment Revenue
                    Bonds, Series 1988, 9.125%, 1/01/09                      N/R      1/98 at 103       $ 847,600
       3,160,000   Greater Orlando Aviation Authority, Airport
                    Facilities Revenue Bonds, Series 1988 of the City
                    of Orlando, Florida, 8.375%, 10/01/16
                    (Alternative Minimum Tax)                                 A1     10/98 at 102       3,372,352
                   GEORGIA - 2.7%
       2,350,000   Development Authority of Burke County (Georgia),
                    Pollution Control Revenue Bonds (Georgia Power
                    Company Plant Vogtle Project), Second Series 1987,
                    9.375%, 12/01/17 (Alternative Minimum Tax)                A1     12/97 at 102       2,456,244
                   ILLINOIS - 11.1%
                   Illinois Health Facilities Authority, Revenue and
                    Revenue Refunding Bonds, Series 1990C
                    (Hinsdale Hospital):
       1,010,000    9.500%, 11/15/19 (Pre-refunded to 11/15/00)              AAA     11/00 at 102       1,182,680
         540,000    9.500%, 11/15/19                                        Baa1     11/00 at 102         610,195
       2,000,000   Illinois Health Facilities Authority Revenue
                    Refunding Bonds, Series 1993 (Illinois Masonic
                    Medical Center), 5.500%, 10/01/19                         A-     10/03 at 102       1,864,700
       3,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1988 (Friendship Village of Schaumburg
                    Project), 9.000%, 12/01/08 (Pre-refunded
                    to 12/01/98)                                             AAA     12/98 at 102       3,273,150
       1,300,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1993 (Northern Illinois Medical Center
                    Project), McHenry, Illinois, 6.000%, 9/01/19              A-      9/03 at 102       1,275,586
       2,000,000   Joliet Regional Port District Airport Facilities,
                    Revenue Bonds, Lewis University Airport, Series 97A,
                    7.250%, 7/01/18 (Alternative Minimum Tax)                N/R      7/07 at 103       2,014,560
                   KENTUCKY - 3.6%
       1,235,000   Kenton County (Kentucky), Airport Board Greater
                    Cincinnati International Airport Revenue Bonds,
                    Series 1988A, 8.250%, 3/01/15 (Alternative
                    Minimum Tax)                                               A      3/98 at 102       1,294,539
       1,850,000   County of Muhlenberg, Kentucky, Hospital Revenue
                    Refunding Bonds (Muhlenberg Community
                    Hospital Project), Series 1988, 9.500%, 8/01/10
                    (Pre-refunded to 8/01/98)                                N/R      8/98 at 102       2,003,532
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   LOUISIANA - 3.9%
                   Louisiana Public Facilities Authority, Extended Care
                    Facilities Revenue Bonds (Comm-Care Corporation
                    Project), Series 1994:
      $  780,000    11.000%, 2/01/04                                         BBB     No Opt. Call      $  949,775
       2,000,000    11.000%, 2/01/14                                         BBB     No Opt. Call       2,695,360
                   MARYLAND - 2.3%
       2,000,000   Anne Arundel County, Maryland, Multifamily
                    Housing Revenue Bonds (Twin Coves Apartments
                    Project),Series 1994, 7.450%, 12/01/24
                    (Alternative Minimum Tax) (Mandatory
                    put 12/01/03)                                           BBB+     No Opt. Call       2,094,880
                   MASSACHUSETTS - 4.1%
       3,000,000   Massachusetts Industrial Finance Agency, Resource
                    Recovery Revenue Bonds (SEMASS Project),
                    Series 1991A, 9.000%, 7/01/15                            N/R      7/01 at 103       3,362,970
         400,000   Massachusetts Industrial Finance Agency, Resource
                    Recovery Revenue Bonds (SEMASS Project), Series
                    1991B, 9.250%, 7/01/15 (Alternative Minimum Tax)         N/R      7/01 at 103         448,396
                   MINNESOTA - 3.3%
       3,000,000   Minnesota Housing Finance Agency, Single Family
                    Mortgage Bonds, 1995 Series M, 5.875%, 1/01/17           AA+      7/07 at 102       3,011,040
                   MONTANA - 1.6%
       1,500,000   Montana Health Facility Authority, Health Care
                    Revenue Bonds, Series 1996 (Community Medical
                    Center, Inc.), 6.375%, 6/01/18                          BBB-      6/06 at 102       1,502,025
                   NEW HAMPSHIRE - 1.5%
       1,500,000   Business Finance Authority of the State of New
                    Hampshire, Pollution Control Refunding Revenue
                    Bonds (The United Illuminating Company Project-
                    1993 Series A), 5.875%, 10/01/33                        BBB-     10/03 at 102       1,393,830
                   NEW MEXICO - 2.8%
       2,490,000   City of Belen, New Mexico, Nursing Home
                    Refunding Revenue Bonds (Belen Health Care
                    Ltd. Project), 10.250%, 10/01/13                         N/R     10/98 at 103       2,621,895
                   NEW YORK - 13.7%
       3,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1987 Series A,
                    8.300%, 2/15/22                                          AAA      2/98 at 102       3,160,890
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NEW YORK (CONTINUED)
    $  2,500,000   New York State Medical Care Facilities Finance
                    Agency, Brookdale Hospital Medical Center
                    Secured Hospital Revenue Bonds, 1995 Series A,
                    6.800%, 8/15/12                                          Baa      2/05 at 102    $  2,627,850
       1,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series G, 5.750%, 2/01/14                   Baa1  2/06 at 101 1/2         961,460
`                  The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series F:
         500,000    5.750%, 2/01/15                                         Baa1  2/06 at 101 1/2         479,300
       1,400,000    5.750%, 2/01/19                                         Baa1  2/06 at 101 1/2       1,332,366
       1,250,000   The City of New York, General Obligation Bonds,
                    Fiscal 1997 Series D, Tax Exempt Bonds,
                    5.875%, 11/01/11                                        Baa1 11/06 at 101 1/2       1,231,438
       2,805,000   UFA Development Corporation, Utica, New York,
                    FHA Insured Mortgage Revenue Bonds, Series
                    1997A (Loretto-Utica Project), 6.125%, 7/01/35           Aa2      1/07 at 102       2,796,473
                   NORTH CAROLINA - 2.0%
       1,775,000   North Carolina Eastern Municipal Power Agency,
                    Power System Revenue Bonds, Refunding Series
                    1988 A, 8.000%, 1/01/21 (Pre-refunded to 1/01/98)        Aaa      1/98 at 102       1,858,052
                   OHIO - 2.2%
       1,000,000   County of Franklin, Ohio, Health Care Facilities
                    Revenue Bonds, Series 1993 (Ohio Presbyterian
                    Retirement Services), 6.500%, 7/01/23                    N/R      7/03 at 102         958,250
       1,000,000   County of Franklin, Ohio, Hospital Facilities
                    Mortgage Revenue Bonds, 1991 Series A (Ohio
                    Presbyterian Retirement Services), 8.750%, 7/01/21       N/R      7/01 at 103       1,067,280
                   OKLAHOMA - 5.7%
       1,360,000   Oklahoma County Industrial Authority, Revenue
                    Bonds, Oklahoma Blood Institute Project,
                    Series 1988, 9.000%, 7/01/03                             N/R      7/97 at 100       1,365,889
       3,585,000   The Comanche County Hospital Authority (Lawton,
                    Oklahoma), Hospital Revenue Bonds, Series 1989,
                    8.050%, 7/01/16 (Pre-refunded to 7/01/99)                AAA      7/99 at 102       3,909,550
                   PENNSYLVANIA - 3.7%
       1,000,000   Pennsylvania Convention Center Authority, Refunding
                    Revenue Bonds, 1994 Series A, 6.750%, 9/01/19            Baa      9/04 at 102       1,061,350
       2,300,000   County of Allegheny, Pennsylvania, Airport Revenue
                    Bonds, Series 1988C (Greater Pittsburgh
                    International Airport), 8.250%, 1/01/16
                    (Alternative Minimum Tax)                                Aaa      1/98 at 102       2,401,522
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   SOUTH CAROLINA - 2.0%
     $ 1,750,000   Charleston County, South Carolina, Resource Recovery
                    Revenue Bonds (Foster Wheeler Charleston Resource
                    Recovery, Inc. Project), Series 1987 A,
                    9.250%, 1/01/10 (Alternative Minimum Tax)                  A      1/98 at 103     $ 1,846,582
                   TEXAS - 5.7%
       1,055,000   Alliance Airport Authority, Inc., Special Facilities
                    Revenue Bonds, Series 1990 (American Airlines,
                    Inc. Project), 7.500%, 12/01/29 (Alternative
                    Minimum Tax)                                            Baa2     12/00 at 102       1,125,580
       3,000,000   Harris County, Texas, Toll Road Multiple Mode
                    Senior Lien Revenue Bonds, Series 1985-D,
                    8.300%, 8/15/17 (Pre-refunded to 8/15/98)                AAA      8/98 at 103       3,242,970
         910,000   Hidalgo County Housing Finance Corporation,
                    Single Family Mortgage Revenue Bonds (GNMA
                    and FNMA Collateralized),Series 1994A,
                    7.000%, 10/01/27 (Alternative Minimum Tax)               Aaa      4/04 at 102         936,025
                   WASHINGTON - 4.2%
       1,240,000   Housing Authority of the City of Bellingham,
                    Washington, Housing Revenue Bonds, 1994
                    (Cascade Meadows Project), 7.100%, 11/01/23               A1     11/04 at 100       1,294,075
       2,500,000   Yakima-Tieton Irrigation District, Yakima County,
                    Washington, Refunding Revenue Bonds, 1988,
                    8.400%, 6/01/18 (Pre-refunded to 6/01/98)               Baa1      6/98 at 100       2,616,750
     $86,045,000   Total Investments - (cost $86,174,167) - 98.1%                                      90,642,590
     ===========
                TEMPORARY INVESTMENT IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.2%
     $   200,000   Washington Health Care Facilities Authority,
     ===========
                  Variable Rate Demand Revenue Bonds (Sisters of
                    Providence), Series 1985E, 3.950%, 10/01/05+          VMIG-1                          200,000
                   Other Assets Less Liabilities - 1.7%                                                 1,533,559
                   Net Assets - 100%                                                                  $92,376,149
                                                                                                      ===========

                                                                       NUMBER OF           MARKET           MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE          PERCENT
  SUMMARY OF                         AAA                    Aaa               11      $23,122,406             26%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3                2        5,807,513              6
  PORTFOLIO OF                        A+                     A1                3        7,122,671              8
  INVESTMENTS                      A, A-              A, A2, A3                4        6,281,407              7
  (EXCLUDING             BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3               20       30,775,198              34
  TEMPORARY                    Non-rated              Non-rated               11       17,533,395              19
  INVESTMENTS):
  TOTAL                                                                       51      $90,642,590            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R- Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)
                                                               NUV              NMI
ASSETS
Investments in municipal securities, at market
   value (note 1)                                   $1,902,805,778   $   90,642,590
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                7,400,000          200,000
Cash                                                        29,117          144,543
Receivables:
   Interest                                             42,364,258        1,975,213
   Investments sold                                      1,371,895             --
Other assets                                             1,109,269           13,125
                                                    --------------   --------------
     Total assets                                    1,955,080,317       92,975,471
                                                    --------------   --------------

LIABILITIES
Accrued expenses:
   Management fees (note 6)                                930,704           49,172
   Other                                                   959,757           54,217
Dividends payable                                        9,553,017          495,933
                                                    --------------   --------------
     Total liabilities                                  11,443,478          599,322
                                                    --------------   --------------
Net assets (note 7)                                 $1,943,636,839   $   92,376,149
                                                    ==============   ==============

Shares outstanding                                     194,959,522        7,809,963
                                                    ==============   ==============

Net asset value per share outstanding (net assets
   divided by shares outstanding)                   $         9.97   $        11.83
                                                    ==============   ==============

See accompanying notes to financial statements

STATEMENT OF OPERATIONS
Six months ended April 30, 1997
(Unaudited)
                                                                   NUV             NMI
INVESTMENT INCOME
Tax-exempt interest income (note 1)                       $ 64,004,443    $  3,364,859
                                                          ------------    ------------
Expenses:
   Management fees (note 6)                                  5,675,589         299,214
   Shareholders' servicing agent fees and expenses             341,489          17,995
   Custodian's fees and expenses                               111,720          17,817
   Directors' fees and expenses (note 6)                        29,372             473
   Professional fees                                            13,467           8,891
   Shareholders' reports--printing and mailing expenses        287,416          18,066
   Stock exchange listing fees                                  81,120           8,071
   Investor relations expense                                  100,832           5,206
   Other expenses                                               63,538           3,138
                                                          ------------    ------------
     Total expenses                                          6,704,543         378,871
                                                          ------------    ------------
       Net investment income                                57,299,900       2,985,988
                                                          ------------    ------------

REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain from investment transactions
   (notes 1 and 3)                                          18,659,348         323,571
Net change in unrealized appreciation or depreciation
   of investments                                          (38,146,337)       (937,624)
                                                          ------------    ------------
       Net gain (loss) from investments                    (19,486,989)       (614,053)
                                                          ------------    ------------
Net increase in net assets from operations                $ 37,812,911    $  2,371,935
                                                          ============    ============

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                NUV                                   NMI
                                                  Six months ended      Year ended     Six months ended       Year ended
                                                       4/30/97           10/31/96           4/30/97            10/31/96
OPERATIONS
Net investment income                             $    57,299,900    $   118,644,363    $     2,985,988    $     6,008,572
Net realized gain from investment transactions
   (notes 1 and 3)                                     18,659,348         21,453,790            323,571            609,460
Net change in unrealized appreciation or
   depreciation of investments                        (38,146,337)       (27,068,356)          (937,624)          (793,188)
                                                  ---------------    ---------------    ---------------    ---------------
     Net increase in net assets from operations        37,812,911        113,029,797          2,371,935          5,824,844
                                                  ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income              (57,384,353)      (119,315,276)        (2,977,522)        (5,923,728)
From accumulated net realized gains from
   investment transactions                            (21,418,277)       (15,538,275)          (425,643)              --
                                                  ---------------    ---------------    ---------------    ---------------
   Decrease in net assets from distributions
     to shareholders                                  (78,802,630)      (134,853,551)        (3,403,165)        (5,923,728)
                                                  ---------------    ---------------    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued to shareholders
    due to reinvestment of distributions                     --                 --              158,236            497,687
                                                  ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets                 (40,989,719)       (21,823,754)          (872,994)           398,803
Net assets at beginning of period                   1,984,626,558      2,006,450,312         93,249,143         92,850,340
                                                  ---------------    ---------------    ---------------    ---------------
Net assets at end of period                       $ 1,943,636,839    $ 1,984,626,558    $    92,376,149    $    93,249,143
                                                  ===============    ===============    ===============    ===============

Balance of undistributed net investment income
    at end of period                              $       611,684    $       696,137    $       156,676    $       148,210
                                                  ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
                          At April 30, 1997, the National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Municipal Value Fund, Inc. (NUV) and Nuveen Municipal Income Fund, Inc. (NMI).

                          Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      The prices of municipal bonds in each Fund's
                          investment portfolio are provided by a pricing service approved and supervised by the Fund's Board of Directors. When price quotes are not readily available
                          (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a
                          trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At April
                          30, 1997, there were no such purchase commitments in either of the Funds.

Interest Income           Interest income is determined on the basis of
                          interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes      Each Fund is a separate tax payer for
                          federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue
                          Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and             Tax-exempt net investment income is declared as a
Distributions to          dividend monthly and payment is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually.
                          Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Derivative Financial      The Funds may invest in transactions in certain
Instruments               derivative financial instruments including futures,
                          forward, swap, and option contracts, and other financial instruments with similar characteristics.
                          Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 1997.

Use of Estimates          The preparation of financial statements
                          in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                          2. FUND SHARES
                          Transactions in shares were as follows:

                                                                  NUV                             NMI
                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        4/30/97        10/31/96         4/30/97        10/31/96
   Shares issued to shareholders due to reinvestment
      of distributions                                    --              --            13,256          41,579
                                                        ======          ======          ======          ======

                          3. SECURITIES TRANSACTIONS
                          Purchases and sales (including maturities) of
                          investments in municipal securities and temporary
                          municipal investments during the six months ended
                          April 30, 1997, were as follows:
                                                                        NUV             NMI
   PURCHASES
   Investments in municipal securities                          $198,927,375   $  7,790,975
   Temporary municipal investments                               138,850,000      7,500,000
   SALES AND MATURITIES
   Investments in municipal securities                           225,202,370      6,175,200
   Temporary municipal investments                               133,950,000      8,000,000
                                                                ============   ============

                          At April 30, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                          4. DISTRIBUTIONS TO SHAREHOLDERS
                          On May 1, 1997, the Funds declared dividend
                          distributions from their tax-exempt net investment
                          income which were paid June 2, 1997, to shareholders
                          of record on May 15, 1997, as follows:
                                                          NUV             NMI
   Dividend per share                                   $.0475          $.0635
                                                        ======          ======

                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized
                          depreciation of investments at April 30, 1997, were
                          as follows:
                                                              NUV                 NMI
Gross unrealized:
   appreciation                                       $ 95,764,307       $  4,627,203
   depreciation                                        (11,058,263)          (158,780)
                                                      ------------       ------------
Net unrealized appreciation                           $ 84,706,044       $  4,468,423
                                                      ============       ============

                          6. MANAGEMENT FEES AND OTHER TRANSACTIONS
                          WITH AFFILIATES
                          Under the Funds' investment management agreements with
                          Nuveen Advisory Corp. (the "Adviser"), a wholly owned
                          subsidiary of The John Nuveen Company, each Fund pays
                          an annual management fee, payable monthly, at the
                          rates set forth below, which are based upon the
                          average daily net asset value of each Fund:
   Average daily net asset value                          NUV
   For the first $500 million                          .3500 of 1%
   For the next $500 million                           .3250 of 1
   For net assets over $1 billion                      .3000 of 1
   Average daily net asset value                           NMI
   For the first $125 million                           .6500 of 1%
   For the next $125 million                            .6375 of 1
   For the next $250 million                            .6250 of 1
   For the next $500 million                            .6125 of 1
   For the next $1 billion                              .6000 of 1
   For net assets over $2 billion                       .5875 of 1

In addition, NUV pays an annual management fee,
payable monthly, based on gross interest income as follows:
   Gross interest income                                  NUV
   For the first $50 million                              4.125%
   For the next $50 million                               4.000
   For gross income over $100 million                     3.875

                          The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                          7. COMPOSITION OF NET ASSETS At April 30, 1997, net
                          assets consisted of:
                                                                    NUV                 NMI
   Shares, $.01 par value per share                      $    1,949,595      $       78,100
   Paid-in surplus                                        1,837,715,648          87,349,637
   Balance of undistributed net investment income               611,684             156,676
   Accumulated net realized gain from investment
      transactions                                           18,653,868             323,313
   Net unrealized appreciation of investments                84,706,044           4,468,423
                                                         --------------      --------------
      Net assets                                         $1,943,636,839      $   92,376,149
                                                         ==============      ==============

   Authorized shares:
      Common                                                350,000,000         200,000,000
                                                         ==============      ==============

                          8. INVESTMENT COMPOSITION
                          Each Fund invests in municipal securities which
                          include general obligation, escrowed and revenue
                          bonds. At April 30, 1997, the revenue sources by
                          municipal purpose for these investments, expressed as
                          a percent of total investments, were as follows:
                                                          NUV             NMI
   Revenue Bonds:
      Electric Utilities                                  23%             --%
      Health Care Facilities                              12              18
      Transportation                                      11              17
      Housing Facilities                                  11              15
      Water / Sewer Facilities                             8              --
      Pollution Control Facilities                         7               5
      Educational Facilities                               1               3
      Lease Rental Facilities                              2              --
      Other                                                3               7
   General Obligation Bonds                                5              10
   Escrowed Bonds                                         17              25
                                                         -----           -----
                                                          100%            100%
                                                         =====           =====

                          Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (38% for NUV and 27% for NMI). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

                          Certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (59% for NUV and 100% for NMI).

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                          9. OTHER MATTERS
                          On June 3, 1997, after notice to shareholders, the federal district court in Chicago approved the settlement of litigation pending and a similar lawsuit (dismissed in December, 1996) which was pending in state court in Hennepin County, Minnesota, against John Nuveen & Co., Incorporated, Nuveen Advisory Corp., current and former directors of two of the Nuveen exchange-traded investment companies, Nuveen Municipal Value Fund, Inc. and Nuveen Premium Income Municipal Fund, Inc., inside counsel to Nuveen & Co. (collectively the "Nuveen Defendants") and the two Funds' former outside legal counsel, making various allegations with respect to the two Funds' January 1994 rights offerings. The settlement, which in no way constitutes an admission of liability by any defendant, will be paid one half each by the insurer for the Funds' former outside counsel and by the insurer for the Nuveen Defendants. The settlement will become final 30 days after its approval, absent appeal. If appealed, the settlement will become final if and when the district court's approval is affirmed.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD
IS AS FOLLOWS:
                                               Operating performance
                                                             Net
                                                             realized &        Dividends
                             Net asset         Net           unrealized        from
                             value             invest-       gain (loss)       tax-exempt       Distributions
                             beginning         ment          from invest-      net investment   from
                             of period         income        ments             income           capital gains
NUV
Six months ended
         4/30/97             $10.180           $.294         $(.100)           $(.294)          $(.110)
Year ended 10/31:
         1996                 10.290            .609          (.027)            (.612)           (.080)
         1995                  9.870            .640           .459             (.650)           (.029)
         1994                 10.890            .649          (.942)**          (.666)           (.061)
         1993                 10.510            .695           .385             (.690)           (.010)
         1992                 10.430            .709           .133             (.709)           (.053)
         1991                  9.970            .714           .474             (.714)           (.014)
         1990                 10.140            .714          (.140)            (.714)           (.030)
         1989                  9.940            .714           .228             (.717)           (.025)
         1988                  9.140            .682           .800             (.682)             --
6/17/87 to
         10/31/87              9.350            .162          (.230)            (.131)             --
NMI
Six months ended
         4/30/97              11.960            .382          (.076)            (.381)           (.055)
Year ended 10/31:
         1996                 11.970            .773          (.021)            (.762)            --
         1995                 11.540            .768           .445             (.783)            --
         1994                 12.490            .775          (.904)            (.821)            --
         1993                 12.060            .821           .429             (.819)           (.001)
3 mos. ended
         10/31/92             12.410            .205          (.342)            (.213)            --
Year ended 7/31:
         1992                 11.900            .845           .572             (.852)           (.055)
         1991                 11.710            .855           .176             (.841)            --
         1990                 11.810            .842          (.100)            (.842)            --
         1989                 11.150            .828           .649             (.817)            --
4/20/88 to
         7/31/88              11.210            .151          (.010)            (.095)            --
                                                                                   Total
                                                                                   invest-
                                                                                   ment
                                                                  Per share        return           Total
                             Organization       Net asset         market value     on               return on
                             and                value end         end of           market           net asset
                             offering costs     of period         period           value+           value+
NUV
Six months ended
         4/30/97             $ --               $ 9.970           $ 9.375          4.42%            1.93%
Year ended 10/31:
         1996                  --                10.180             9.375          3.10             5.84
         1995                  --                10.290             9.750         11.50            11.51
         1994                  --                 9.870             9.375        (12.59)           (2.81)
         1993                  --                10.890            11.500         11.16            10.56
         1992                  --                10.510            11.000          8.33             8.33
         1991                  --                10.430            10.875         18.01            12.35
         1990                  --                 9.970             9.875          6.28             5.88
         1989                  --                10.140            10.000         11.84             9.86
         1988                  --                 9.940             9.625         23.66            16.74
6/17/87 to
         10/31/87            (.011)               9.140             8.375        (15.10)            (.84)
NMI
Six months ended
         4/30/97               --                11.830            11.875          2.67            2.59
Year ended 10/31:
         1996                  --                11.960            12.000         12.42            6.49
         1995                  --                11.970            11.375         11.95           10.86
         1994                  --                11.540            10.875        (14.77)          (1.08)
         1993                  --                12.490            13.625         11.47           10.69
3 mos. ended
         10/31/92              --                12.060            13.000         (2.15)          (1.12)
Year ended 7/31:
         1992                  --                12.410            13.500         18.34           12.44
         1991                  --                11.900            12.250          9.58            9.20
         1990                  --                11.710            12.000          7.32            6.57
         1989                  --                11.810            12.000         19.90           13.76
4/20/88 to
         7/31/88             (.106)              11.150            10.750         (9.65)            .31
                                              Ratios/Supplemental data
                                                              Ratio of
                                                              net
                            Net assets        Ratio of        investment
                            end of            expenses        income            Portfolio
                            period (in        to average      to average        turnover
                            thousands)        net assets      net assets        rate
NUV
Six months ended
         4/30/97            $1,943,637        .69%*           5.89%*            10%
Year ended 10/31:
         1996                1,984,627        .69             5.98              18
         1995                2,006,450        .70             6.35              13
         1994                1,919,011        .70             6.31               7
         1993                1,811,292        .74             6.45               8
         1992                1,726,311        .77             6.75               8
         1991                1,689,882        .83             6.98               7
         1990                1,595,189        .86             7.10               5
         1989                1,613,404        .89             7.13               7
         1988                1,572,110        .94             7.12              42
6/17/87 to
         10/31/87            1,445,069        .80*            4.99*             --
NMI
Six months ended
         4/30/97             92,376           .82*            6.49*              7
Year ended 10/31:
         1996                93,249           .80             6.49              10
         1995                92,850           .84             6.53              15
         1994                88,999           .85             6.45              26
         1993                95,134           .86             6.67               8
3 mos. ended
         10/31/92            90,854           .90*            6.67*             --
Year ended 7/31:
         1992                93,216           .76             7.02               2
         1991                88,384           .69             7.33               3
         1990                86,359           .72             7.24               7
         1989                86,535           .73             7.25              35
4/20/88 to
         7/31/88             81,375           .73*            5.21*             --

* Annualized.
** Includes ($.179) effect of the Fund's Rights Offering of shares at a price below NAV and costs associated with the offering.
+ Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.

Serving investors for generations

Photographic image of John Nuveen Sr., founder of Nuveen.

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.
  A value investing approach--purchasing securities of strong companies and communities that represent good long-term value--is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized municipal research departments in the industry.
  To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products--including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.


John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
FSA-1-4.97